Leases - Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Cost
Operating lease cost	$ 11	$ 12	$ 12
Finance lease cost:
Amortization of right-of-use assets	1	2	1
Interest on lease liabilities	0	1	1
Short-term lease cost	$ 0	$ 1	$ 1